Note 5 - Segment Reporting	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
5.	SEGMENT REPORTING

(a)	Reportable segments – Years ended in:

	Latin America - north (i)			Latin America - south (ii)			Canada			Consolidated
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015

Net sales	31,086.0	28,927.8	29,654.9	10,769.7	10,212.9	11,255.6	6,043.6	6,461.9	5,809.7	47,899.3	45,602.6	46,720.2
Cost of sales	(11,935.0)	(10,870.4)	(9,921.3)	(4,122.6)	(3,685.4)	(4,306.8)	(1,984.2)	(2,122.2)	(1,833.3)	(18,041.8)	(16,678.0)	(16,061.4)
Gross profit	19,151.0	18,057.4	19,733.6	6,647.1	6,527.5	6,948.8	4,059.4	4,339.7	3,976.4	29,857.5	28,924.6	30,658.8
Distribution expenses	(4,193.8)	(3,965.4)	(3,709.6)	(1,007.9)	(979.6)	(1,047.5)	(1,093.8)	(1,140.5)	(1,076.1)	(6,295.5)	(6,085.5)	(5,833.2)
Sales and marketing expenses	(3,655.5)	(3,671.1)	(3,264.0)	(1,091.3)	(1,317.6)	(1,294.8)	(873.2)	(936.3)	(785.9)	(5,620.0)	(5,925.0)	(5,344.7)
Administrative expenses	(1,954.1)	(1,486.3)	(1,599.8)	(384.5)	(400.2)	(428.0)	(285.2)	(279.6)	(253.4)	(2,623.8)	(2,166.1)	(2,281.3)
Other operating income/(expenses)	1,170.5	1,283.7	1,871.5	41.2	(39.0)	60.3	5.6	(21.6)	4.2	1,217.3	1,223.1	1,936.1
Exceptional items	(56.1)	1,183.2	(273.9)	(41.3)	(41.5)	(39.9)	(11.3)	(7.4)	(43.4)	(108.7)	1,134.3	(357.2)
Income from operations (EBIT)	10,462.0	11,401.5	12,757.8	4,163.3	3,749.6	4,198.9	1,801.5	1,954.3	1,821.8	16,426.8	17,105.4	18,778.5
Net finance cost	(2,693.3)	(3,694.5)	(1,842.9)	(709.5)	(439.0)	(868.6)	(91.1)	431.5	443.3	(3,493.9)	(3,702.0)	(2,268.2)
Share of result of joint ventures	(4.7)	(6.8)	1.9	-	-	-	1.6	1.8	1.2	(3.1)	(5.0)	3.1
Income before income tax	7,764.0	7,700.2	10,916.8	3,453.8	3,310.6	3,330.3	1,712.0	2,387.6	2,266.3	12,929.8	13,398.4	16,513.4
Income tax expense	(3,309.5)	1,100.1	(1,884.7)	(1,144.1)	(814.0)	(1,154.1)	(625.7)	(601.1)	(595.5)	(5,079.3)	(315.0)	(3,634.2)
Net income	4,454.5	8,800.3	9,032.1	2,309.7	2,496.6	2,176.2	1,086.3	1,786.5	1,670.8	7,850.5	13,083.4	12,879.2

Normalized EBITDA (iii)	13,233.9	12,805.0	15,274.6	4,866.6	4,501.7	4,877.8	2,047.1	2,176.4	2,057.3	20,147.6	19,483.1	22,209.7
Exceptional items	(56.1)	1,183.2	(273.9)	(41.3)	(41.5)	(39.9)	(11.3)	(7.4)	(43.4)	(108.7)	1,134.3	(357.2)
Depreciation. amortization and impairment	(2,715.8)	(2,586.7)	(2,242.9)	(662.0)	(710.6)	(639.0)	(234.3)	(214.7)	(192.1)	(3,612.1)	(3,512.0)	(3,074.0)
Net finance costs	(2,693.3)	(3,694.5)	(1,842.9)	(709.5)	(439.0)	(868.6)	(91.1)	431.5	443.3	(3,493.9)	(3,702.0)	(2,268.2)
Share of result of joint ventures	(4.7)	(6.8)	1.9	-	-	-	1.6	1.8	1.2	(3.1)	(5.0)	3.1
Income tax expense	(3,309.5)	1,100.1	(1,884.7)	(1,144.1)	(814.0)	(1,154.1)	(625.7)	(601.1)	(595.5)	(5,079.3)	(315.0)	(3,634.2)
Net income	4,454.5	8,800.3	9,032.1	2,309.7	2,496.6	2,176.2	1,086.3	1,786.5	1,670.8	7,850.5	13,083.4	12,879.2

Normalized EBITDA margin in %	42.6%	44.3%	51.5%	45.2%	44.1%	43.3%	33.9%	33.7%	35.4%	42.1%	42.7%	47.5%

Acquisition of property, plant and equipment	1,862.0	2,352.0	3,442.0	1,051.2	1,365.5	1,654.1	292.8	317.9	285.8	3,206.0	4,035.4	5,381.9

	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Segment assets	48,811.7	50,935.0	47,282.3	11,558.5	11,149.0	12,757.7	10,204.9	9,245.8	9,264.6	70,575.1	71,329.8	69,304.6
Intersegment elimination										(3,077.7)	(3,968.1)	(1,996.3)
Non-segmented assets										19,354.5	16,479.7	22,868.0
Total assets										86,851.9	83,841.4	90,176.3

Segment liabilities	23,031.6	22,958.9	20,998.7	6,015.2	5,576.4	5,093.9	3,700.2	3,275.7	3,608.6	32,747.0	31,811.0	29,701.2
Intersegment elimination										(3,077.7)	(3,968.1)	(1,996.3)
Non-segmented liabilities										57,182.6	55,998.5	62,471.4
Total liabilities										86,851.9	83,841.4	90,176.3

(i) Latin America – North: includes operations in Brazil, Luxembourg and CAC (El Salvador, Guatemala, Nicaragua, Dominican Republic, Saint Vincent, Dominica, Antigua, Cuba, Barbados and Panama).

(ii) Latin America – South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay. In addition Colombia, Ecuador and Peru, until
December 31, 2016,
due to exchange of shareholdings
,
according the Note
1
-
Corporate information
.

(iii) Normalized EBITDA is calculated excluding of the net income the following effects: (i)
Income tax expense
, (iii)
Share of results of joint ventures
(iii)
Net finance result
, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.

(b)	Additional information – by Business unit – Years ended in:

	Latin America - north
	CAC			Brazil			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015

Net sales	4,733.0	3,973.2	3,328.8	26,353.0	24,954.6	26,326.1	31,086.0	28,927.8	29,654.9
Cost of sales	(2,045.6)	(1,798.6)	(1,563.0)	(9,889.4)	(9,071.8)	(8,358.3)	(11,935.0)	(10,870.4)	(9,921.3)
Gross profit	2,687.4	2,174.6	1,765.8	16,463.6	15,882.8	17,967.8	19,151.0	18,057.4	19,733.6
Distribution expenses	(538.6)	(409.9)	(357.4)	(3,655.2)	(3,555.5)	(3,352.2)	(4,193.8)	(3,965.4)	(3,709.6)
Sales and marketing expenses	(526.4)	(456.7)	(390.1)	(3,129.1)	(3,214.4)	(2,873.9)	(3,655.5)	(3,671.1)	(3,264.0)
Administrative expenses	(265.0)	(171.7)	(158.3)	(1,689.1)	(1,314.6)	(1,441.4)	(1,954.1)	(1,486.3)	(1,599.7)
Other operating income/(expenses)	77.8	9.6	(0.2)	1,092.7	1,274.1	1,871.6	1,170.5	1,283.7	1,871.4
Exceptional items	(23.1)	(13.5)	(8.4)	(33.0)	1,196.7	(265.5)	(56.1)	1,183.2	(273.9)
Income from operations (EBIT)	1,412.1	1,132.4	851.4	9,049.9	10,269.1	11,906.4	10,462.0	11,401.5	12,757.8
Net finance cost	(46.5)	(9.2)	42.8	(2,646.8)	(3,685.3)	(1,885.7)	(2,693.3)	(3,694.5)	(1,842.9)
Share of result of joint ventures	6.0	19.0	-	(10.7)	(25.8)	1.9	(4.7)	(6.8)	1.9
Income before income tax	1,371.6	1,142.2	894.2	6,392.4	6,558.0	10,022.6	7,764.0	7,700.2	10,916.8
Income tax expense	(353.5)	(318.8)	(269.4)	(2,956.0)	1,418.9	(1,615.3)	(3,309.5)	1,100.1	(1,884.7)
Net income	1,018.1	823.4	624.8	3,436.4	7,976.9	8,407.3	4,454.5	8,800.3	9,032.1

Normalized EBITDA (iii)	1,842.0	1,483.8	1,173.9	11,391.9	11,321.2	14,100.7	13,233.9	12,805.0	15,274.6
Exceptional items	(23.1)	(13.5)	(8.4)	(33.0)	1,196.7	(265.5)	(56.1)	1,183.2	(273.9)
Depreciation, amortization and impairment	(406.8)	(338.0)	(314.1)	(2,309.0)	(2,248.7)	(1,928.8)	(2,715.8)	(2,586.7)	(2,242.9)
Net finance costs	(46.5)	(9.2)	42.8	(2,646.8)	(3,685.3)	(1,885.7)	(2,693.3)	(3,694.5)	(1,842.9)
Share of result of joint ventures	6.0	19.0	-	(10.7)	(25.8)	1.9	(4.7)	(6.8)	1.9
Income tax expense	(353.5)	(318.8)	(269.4)	(2,956.0)	1,418.9	(1,615.3)	(3,309.5)	1,100.1	(1,884.7)
Net income	1,018.1	823.3	624.8	3,436.4	7,977.0	8,407.3	4,454.5	8,800.3	9,032.1

Normalized EBITDA margin in %	38.9%	37.3%	35.3%	43.2%	45.4%	53.6%	42.6%	44.3%	51.5%

(i) Normalized EBITDA is calculated excluding of the net income the following effects: (i)
Income tax expense
, (iii)
Share of results of joint ventures
, (iii)
Net finance result
, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.

	Brazil
	Beer			Soft drink and Non-alcoholic and non-carbonated			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015

Net sales	22,509.3	21,173.1	22,441.3	3,843.7	3,781.5	3,884.8	26,353.0	24,954.6	26,326.1
Cost of sales	(7,895.1)	(7,339.9)	(6,757.6)	(1,994.3)	(1,731.9)	(1,600.7)	(9,889.4)	(9,071.8)	(8,358.3)
Gross profit	14,614.2	13,833.2	15,683.7	1,849.4	2,049.6	2,284.1	16,463.6	15,882.8	17,967.8
Distribution expenses	(2,961.0)	(2,891.7)	(2,754.0)	(694.2)	(663.8)	(598.2)	(3,655.2)	(3,555.5)	(3,352.2)
Sales and marketing expenses	(2,953.6)	(3,044.0)	(2,691.3)	(175.5)	(170.4)	(182.6)	(3,129.1)	(3,214.4)	(2,873.9)
Administrative expenses	(1,476.3)	(1,160.2)	(1,341.5)	(212.8)	(154.4)	(99.9)	(1,689.1)	(1,314.6)	(1,441.4)
Other operating income/(expenses)	825.0	969.8	1,551.2	267.7	304.3	320.4	1,092.7	1,274.1	1,871.6
Exceptional items	(28.2)	1,014.3	(265.2)	(4.8)	182.4	(0.3)	(33.0)	1,196.7	(265.5)
Income from operations (EBIT)	8,020.1	8,721.4	10,182.9	1,029.8	1,547.7	1,723.5	9,049.9	10,269.1	11,906.4
Net finance cost	(2,646.8)	(3,685.3)	(1,885.7)	-	-	-	(2,646.8)	(3,685.3)	(1,885.7)
Share of result of joint ventures	(10.7)	(25.8)	1.9	-	-	-	(10.7)	(25.8)	1.9
Income before income tax	5,362.6	5,010.3	8,299.1	1,029.8	1,547.7	1,723.5	6,392.4	6,558.0	10,022.6
Income tax expense	(2,956.0)	1,418.9	(1,615.3)	-	-	-	(2,956.0)	1,418.9	(1,615.3)
Net income	2,406.6	6,429.2	6,683.8	1,029.8	1,547.7	1,723.5	3,436.4	7,976.9	8,407.3

Normalized EBITDA (i)	10,047.3	9,618.6	12,038.9	1,344.6	1,702.6	2,061.8	11,391.9	11,321.2	14,100.7
Exceptional items	(28.2)	1,014.3	(265.2)	(4.8)	182.4	(0.3)	(33.0)	1,196.7	(265.5)
Depreciation, amortization and impairment	(1,999.0)	(1,911.5)	(1,590.8)	(310.0)	(337.3)	(338.0)	(2,309.0)	(2,248.8)	(1,928.8)
Net finance costs	(2,646.8)	(3,685.3)	(1,885.7)	-	-	-	(2,646.8)	(3,685.3)	(1,885.7)
Share of result of joint ventures	(10.7)	(25.8)	1.9	-	-	-	(10.7)	(25.8)	1.9
Income tax expense	(2,956.0)	1,418.9	(1,615.3)	-	-	-	(2,956.0)	1,418.9	(1,615.3)
Net income	2,406.6	6,429.2	6,683.8	1,029.8	1,547.7	1,723.5	3,436.4	7,976.9	8,407.3

Normalized EBITDA margin in %	44.5%	45.4%	53.6%	35.8%	45.0%	53.1%	43.2%	45.4%	53.6%

(i) Normalized EBITDA is calculated excluding of the net income the following effects: (i)
Income tax expense
, (iii)
Share of results of joint ventures
, (iii)
Net finance result
, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.